Expense Example (Invesco V.I. Capital Appreciation Fund, Series I shares, Invesco V.I. Capital Appreciation Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Capital Appreciation Fund | Series I shares, Invesco V.I. Capital Appreciation Fund
Example
Expense Example, By Year, Column [Text]	Series I
1 Year	$ 93
3 Years	290
5 Years	504
10 Years	$ 1,120